FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2023
FINANCIAL ASSETS

4.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at June 30, 2023 and December 31, 2022 is as follows:

	Amortized Cost
06/30/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	63,810	63,810	63,810
Trade receivables and other current assets (Note 5)	8,558	8,558	8,558
Current financial assets	9,869	9,869	9,869
Of which:
with related parties (Note 11)	2,175	2,175	2,175
Cash and cash equivalents	45,383	45,383	45,383

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 5)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 11)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808

Cash and cash equivalents include restricted cash which corresponds to cash from Spanish clients where the regulation obliges the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of June 30, 2023 and December 31, 2022, it amounted to 5,058 and 4,829 thousand euros, respectively.

Trade receivables and other current assets mainly include deposits made by customers through retail sport betting points of sale and terminals, owned by other entities of Codere Group, to their online wallets and amounted to 2,145 and 3,357 thousand euros as of June 30, 2023 and December 31, 2022, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to their online wallets. Most of the current financial assets correspond to the online wallets and amounted to 6,098 and 6,455 thousand euros as of June 30, 2023 and December 31, 2022, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to funds advance to Codere Group, by which Codere Online has recognized a receivable (see Note 11) amounting to 2,175 thousand and nil as of June 30, 2023 and December 31, 2022, respectively. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of June 30, 2023 and December 31, 2022 amounted to 140 and 138 thousand euros, respectively.